   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 17, 2007

                                                             FILE NO. 333-119422

                                                                       811-08584

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                               / /
POST-EFFECTIVE AMENDMENT NO. 6                                            /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 151                                                         /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT THREE

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P. O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-1941

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P. O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on October 15, 2007 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

The Prospectus and Statement of Additional Information (including financial statements) are incorporated in Part A of this Post-Effective Amendment No. 6, by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-119422), as filed on April 9, 2007 and declared effective on May 1, 2007.

Supplements to the Prospectus, dated October 15, 2007, are included in Part A of this Post-Effective Amendment.

                                     PART A

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT THREE:



The Director M                                            File No. 333-119414
Director M Platinum
AmSouth Variable Annuity M
The Director M Select
The Huntington Director M
Fifth Third Director M
Wells Fargo Director M
Classic Director M
Director M Ultra
Director M Access                                         File No. 333-119419
Director M Edge                                           File No. 333-119415
The Director M Plus                                       File No. 333-119422
AmSouth Variable Annuity M Plus
The Director M Select Plus
The Director M Outlook                                    File No. 333-119417
Director M Platinum Outlook
AmSouth Variable Annuity M Outlook
The Director M Select Outlook
Huntington Director M Outlook
Wells Fargo Director M Outlook
Classic Director M Outlook



HARTFORD LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT THREE:



The Director M                                            File No. 333-119418
Wells Fargo Director M
Director M Access                                         File No. 333-119423
Director M Edge                                           File No. 333-119420
The Director M Plus                                       File No. 333-119416
The Director M Outlook                                    File No. 333-119421
Wells Fargo Director M Outlook



HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT SEVEN:



Hartford Leaders Series II/IIR/III                        File No. 333-101932
Wells Fargo Leaders Series I/IR/II
Hartford Leaders/Chase Series I/II
Classic Hartford Leaders
Hartford Leaders Select
Huntington Hartford Leaders
Hartford Select Leaders Series V
Hartford Leaders Access Series II/IIR/III                 File No. 333-101937
Hartford Leader Edge Series II/IIR/III                    File No. 333-101942
Hartford Leaders Plus Series II/IIR/III                   File No. 333-101948
Hartford Leaders Outlook Series II/IIR/III                File No. 333-101954
Nations Outlook Variable Annuity Series II/IIR/III
Huntington Hartford Leaders Outlook Series II/IIR/III
Classic Hartford Leaders Outlook Series II/IIR/III
Wells Fargo Leaders Outlook Series I/IR/II
Hartford Leaders Select Outlook
Hartford Select Leaders Outlook Series III

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT SEVEN:



Hartford Leaders Series II/IIR/III                        File No. 333-101933
Wells Fargo Leaders Series I/IR/II
Hartford Select Leaders Series V
Hartford Leaders Access Series II/IIR/III                 File No. 333-101936
Hartford Leader Edge Series II/IIR/III                    File No. 333-101943
Hartford Leaders Plus Series II/IIR/III                   File No. 333-101949
Hartford Leaders Outlook Series II/IIR/III                File No. 333-101955
Wells Fargo Leaders Outlook Series I/IR/II
Hartford Select Leaders Outlook Series III



     SUPPLEMENT DATED OCTOBER 15, 2007 TO THE PROSPECTUS DATED MAY 1, 2007

              SUPPLEMENT DATED OCTOBER 15, 2007 TO YOUR PROSPECTUS


This supplement describes the terms of an exchange offer to eligible Contract Owners by Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company. Effective October 15, 2007, we are offering Eligible Contract Owners (as defined below) the opportunity to exchange The Hartford's Lifetime Income Builder rider for the currently issued rider, The Hartford's Lifetime Income Builder II. This information is added to your prospectus immediately following the section "OTHER INFORMATION" in APPENDIX C.



The availability of the conversion program is at the discretion of the Company. You should convert your rider only if it is appropriate for your needs and financial considerations. Please read the prospectus carefully and discuss this conversion with your Registered Representative prior to converting.


I. WHO IS ELIGIBLE TO PARTICIPATE IN THIS CONVERSION PROGRAM?

This exchange program is available to Contract Owners who meet ALL of the following qualifications ("Eligible Contract Owners"):

       -   You must:

           - own an annuity contract (including all proprietary versions) ("Eligible Contract") as of the conversion date (defined below);

           - have chosen The Hartford's Lifetime Income Builder rider at the time of purchase; and


           - be a customer of a financial intermediary that is currently authorized to sell Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company variable annuity Contracts that includes The Hartford's Lifetime Income Builder II optional benefit.


       -   You must not:


           - be age 76 or older as of the conversion date (including any other Covered Life);


II. WHAT ARE KEY DIFFERENCES BETWEEN THE HARTFORD'S LIFETIME INCOME BUILDER AND THE HARTFORD'S LIFETIME INCOME BUILDER II?


       - The chart below describes some key differences between The Hartford's Lifetime Income Builder and The Hartford's Lifetime Income Builder II and the meaning upon conversion. See Section III for additional considerations.



                                         THE HARTFORD'S LIFETIME               THE HARTFORD'S LIFETIME
             FEATURE                        INCOME BUILDER II                       INCOME BUILDER
--------------------------------------------------------------------------------------------------------------
FEE                                Currently equal to 0.40% of Payment  Currently equal to 0.40% of Benefit
                                   Base. Maximum fee is 0.75%.          Amount. Maximum fee is 0.75%.
                                   WITHDRAWALS THAT DO NOT EXCEED THE   WITHDRAWALS REDUCE THE BENEFIT AMOUNT
                                   LIFETIME BENEFIT PAYMENT DO NOT      AND STEP UPS MAY INCREASE THE BENEFIT
                                   REDUCE THE PAYMENT BASE AND          AMOUNT; THEREFORE THE VALUE THAT THE
                                   STEP-UPS INCREASE THE PAYMENT BASE;  0.40% FEE IS APPLIED TO CAN CHANGE
                                   THEREFORE THE VALUE THAT THE 0.40%   OVER TIME.
                                   FEE IS APPLIED TO CAN CHANGE OVER
                                   TIME.
RELEVANT COVERED LIFE              The governing life for determining   N/A
                                   the living benefits provided under
                                   the rider
BENEFIT AMOUNT                     N/A (Refer to Payment Base)          100% of premium when added at issue
PAYMENT BASE                       UPON CONVERSION:                     N/A (Refer to Benefit Amount)
                                   - Payment Base will be equal to the
                                   Contract Value on the conversion
                                   date
                                   - PAYMENT BASE MAY BE LESS THAN
                                   BENEFIT AMOUNT

                                         THE HARTFORD'S LIFETIME               THE HARTFORD'S LIFETIME
             FEATURE                        INCOME BUILDER II                       INCOME BUILDER
--------------------------------------------------------------------------------------------------------------
DEATH BENEFIT                      UPON CONVERSION: Death Benefit will  Greater of Contract Value or Benefit
                                   be equal to the Contract Value on    Amount
                                   the conversion date. If MAV or MAV
                                   plus was previously elected, there
                                   will be no change to these values
BENEFIT PAYMENT/THRESHOLD          Allows up to a 5% withdrawal         Allows up to a 5% withdrawal of the
                                   (Single Life), or 4.5% withdrawal    initial Benefit Amount per year prior
                                   (Joint Life) of the Payment Base     to age 60 adjusted for Withdrawals and
                                   per year prior to age 60 adjusted    Automatic Benefit Amount increases
                                   for Withdrawals and Automatic
                                   Payment Base increases
LIFETIME BENEFIT PAYMENT           - The Lifetime Benefit Payment will  - The Lifetime Benefit Payment is
                                   be equal to the Payment Base         initially set to equal the initial
                                   multiplied by the applicable         Benefit Amount multiplied by 5%
                                   Withdrawal Percent (4.5 - 7%         - Available at issue if the oldest
                                   depending on Relevant Covered        Owner is age 60 or older
                                   Life's attained age as of first      - Available after the Contract
                                   Surrender and whether the Single     Anniversary immediately following the
                                   Life or Joint Life Option is         oldest Owners' 60th birthday if at
                                   selected.)                           issue the age of the oldest owner is
                                   - Allows you to withdraw on each     under 60
                                   Contract up to the greater of
                                   Payment Base or Contract Value on
                                   the anniversary multiplied by the
                                   Withdrawal Percentage per year once
                                   the amount is established
AUTOMATIC BENEFIT AMOUNT /         Automatic Payment Base increases     Automatic Benefit Amount increases
PAYMENT BASE INCREASES             will cease upon the earlier of the   continue until the earlier of the
                                   Annuity Commencement Date or the     Contract Anniversary immediately
                                   Contract Anniversary immediately     following the older Owner's or
                                   following the Relevant Covered       Annuitant's 75th birthday or the or
                                   Life's attained age of 80            the Annuity Commencement Date
NON-EXCESSIVE PARTIAL SURRENDERS   Withdrawals within the Lifetime      Withdrawals within the Lifetime
                                   Benefit Payment do not reduce the    Benefit Payment or Benefit Payment
                                   Payment Base. Withdrawals within     reduce the Benefit Amount by the
                                   the Threshold reduce the Payment     amount of the partial surrender
                                   Base by the amount of partial
                                   surrender

EXCESSIVE PARTIAL SURRENDERS            Withdrawals IN EXCESS of the Lifetime      Withdrawals IN EXCESS of the Lifetime
                                        Benefit Payment or Threshold will reduce   Benefit Payment or Benefit Payment will
                                        the Payment Base in proportion to the      reduce the Benefit Amount to the minimum of
                                        reduction in Contract Value due to such    Contract Value immediately following the
                                        Surrender                                  partial Surrender; or the Benefit Amount
                                                                                   immediately prior to the partial Surrender,
                                                                                   less the amount of partial Surrender



                                         THE HARTFORD'S LIFETIME               THE HARTFORD'S LIFETIME
             FEATURE                        INCOME BUILDER II                       INCOME BUILDER
--------------------------------------------------------------------------------------------------------------
EXCESSIVE PARTIAL SURRENDERS &     Withdrawals IN EXCESS of the         Withdrawals IN EXCESS of the Lifetime
THE DEATH BENEFIT                  Lifetime Benefit Payment or          Benefit Payment or Benefit Payment
                                   Threshold will reduce the Death      will reduce the Death Benefit to the
                                   Benefit in proportion to the         minimum of Contract Value immediately
                                   reduction in Contract Value due to   following the partial Surrender; or
                                   such Surrender                       the Benefit Amount immediately prior
                                                                        to the partial Surrender, less the
                                                                        amount of partial Surrender
SUBSEQUENT PAYMENT LIMITATION      None                                 We reserve the right to approve
                                                                        subsequent Premium Payments after the
                                                                        first 12 months
                                                                        Subsequent Premium Payments with a
                                                                        cumulative total of $100,000 or
                                                                        greater require prior approval by the
                                                                        Company. This restriction is not
                                                                        currently enforced.
JOINT OWNERSHIP                    Rider may be elected as a Single     Single Life only
                                   Life Option or Joint Life Option


STATE VARIATIONS. THE FOREGOING DISCUSSION DOES NOT TAKE INTO CONSIDERATION STATE VARIATIONS, IF ANY.

DEFINITIONS. ALL INITIAL CAPITALIZED TERMS SHALL HAVE SUCH MEANING AS PROVIDED IN YOUR PROSPECTUS.


III. OTHER KEY CONSIDERATIONS.



-THIS CONVERSION OFFER IS DESIGNED FOR CONTRACT OWNERS THAT INTEND TO DEFER TAKING PARTIAL SURRENDERS IN ORDER TO INCREASE THE WITHDRAWAL PERCENT AVAILABLE TO SET LIFETIME BENEFIT PAYMENTS AND WHO OTHERWISE SEEK THE ADDED FLEXIBILITY OF PROVIDING POTENTIAL LIFETIME WITHDRAWALS FOR THEIR SPOUSE. THIS CONVERSION MAY NOT BE SUITABLE FOR ANYONE WHO MAY BE ANTICIPATING AN IMMINENT CHANGE IN THE RELEVANT COVERED LIFE OR ANY OTHER PERTINENT CONTRACT PARTIES.

-LIFETIME BENEFIT PAYMENTS WILL NOT NECESSARILY BE THE SAME AS, OR HIGHER THAN, BENEFIT PAYMENTS OR LIFETIME BENEFIT PAYMENTS AVAILABLE UNDER THE HARTFORD'S LIFETIME INCOME BUILDER. WITHDRAWALS FROM THE LIFETIME INCOME BUILDER II RIDER MAY AFFECT THE GUARANTEES IF THE RELEVANT COVERED LIFE IS AGE 60 OR YOUNGER.


-LIFETIME BENEFIT PAYMENTS UNDER THE HARTFORD'S LIFETIME INCOME BUILDER II DO NOT REDUCE THE PAYMENT BASE; THEREFORE THE FEE OF 0.40% OF PAYMENT BASE WILL NEVER BE APPLIED TO AN AMOUNT LESS THAN YOUR INITIAL PAYMENT BASE. HOWEVER, IN THE EVENT THAT AN EXCESS WITHDRAWAL IS

       TAKEN, OR A WITHDRAWAL IS MADE IN A NON-ELIGIBLE WITHDRAWAL YEAR, THE PAYMENT BASE WILL BE REDUCED BY THE METHODS DESCRIBED IN YOUR PROSPECTUS.


       - After the conversion date, your death benefit will no longer be The Hartford's Lifetime Income Builder Guaranteed Minimum Death Benefit. Your new death benefit will be your Contract Value on the conversion date. If you previously elected the optional death benefits MAV or MAV Plus, there will be no change to your death benefit. YOUR DEATH BENEFIT MAY BE REDUCED IF AS OF THE CONVERSION DATE YOUR CONTRACT VALUE AND PREMIUM PAYMENTS ARE LESS THAN YOUR BENEFIT AMOUNT.


       - You should discuss with your registered representative whether or not converting your rider is suitable for you and your particular needs, investment horizon and financial plans. YOU SHOULD DISCUSS YOUR PARTICULAR CIRCUMSTANCES AND THE TAX CONSEQUENCES OF THIS CONVERSION WITH YOUR TAX ADVISER, AS WE MAKE NO REPRESENTATION REGARDING THE TAX CONSEQUENCES OF AN EXCHANGE OF THESE RIDERS.


       - Please read your prospectus carefully and particularly the description of each rider and Appendix B -- Optional Benefits Comparison for a more complete description of the differences between The Hartford's Lifetime Income Builder and The Hartford's Lifetime Income Builder II.

       - We are not obligated to offer rider exchange privileges if and once this offer is withdrawn.

       -   This offer is not available through all broker/dealers.


       - Your annuitization options for each rider may differ and your guarantee period under The Hartford's Lifetime Income Builder II may be less than under The Hartford's Lifetime Income Builder. If you select The Hartford's Lifetime Income Builder II Joint Life Option, the payment will be based on both Covered Lives. Please refer to your prospectus for details.



IV. HOW DOES THE EXCHANGE PROCESS WORK?



       - You must complete The Hartford's Lifetime Income Builder Conversion Program Form to exchange your The Hartford's Lifetime Income Builder rider. The date that you comply with all our requirements to exchange your existing The Hartford's Lifetime Income Builder rider ("conversion date") will be the date we use to set your benefits under your The Hartford's Lifetime Income Builder II rider. We will also use the conversion date for establishing your eligibility for this offer.



       - Except as modified by this election, your existing Contract and all other features and functions previously selected will be and remain in full force and effect.



       -   You may not cancel your election after the conversion date.



       - A prorated final The Hartford's Lifetime Income Builder rider charge will be assessed as of the conversion date. You will not be charged for The Hartford's Lifetime Income Builder II until your first conversion date anniversary and each annual anniversary thereafter. There are no exchange or transfer fees associated with making this election.



       - Your Contract Value as of the conversion date will become your new Payment Base. IF YOUR BENEFIT AMOUNT UNDER THE HARTFORD'S LIFETIME INCOME BUILDER WAS HIGHER THAN YOUR CONTRACT VALUE, YOU WILL NOT RECEIVE THAT AMOUNT.



       - We will not provide any credit for the time that you owned The Hartford's Lifetime Income Builder rider. Therefore, annual automatic Payment Base increases will commence on conversion date anniversaries rather than Contract Anniversaries.



       - There are no additional cancellation privileges afforded to you by participating in this conversion program.



       -   All joint Owners must consent to this conversion.

                            LIFETIME INCOME BUILDER


The following example is intended to reflect the effect of positive market performance on The Hartford's Lifetime Income Builder Benefit Amount, Death Benefit, and Rider Fee, and on The Hartford's Lifetime Income Builder II Payment Base, Death Benefit, and Rider Fee.


                     ACCOUNT       BENEFIT     GUARANTEED                 BENEFIT     DEATH BENEFIT   ACCOUNT
 AGE BOY   RETURN   VALUE BOY    AMOUNT BOY        WD       ACTUAL WD    AMOUNT EOY        EOY       VALUE EOY    FEE
----------------------------------------------------------------------------------------------------------------------
   60       0.06     $100,000     $100,000       $5,000       $5,000      $95,665        $95,665      $100,700   $383
   61       0.06     $100,317      $95,665       $5,000       $5,000      $90,968        $90,968      $101,036   $364
   62       0.06     $100,673      $90,968       $5,000       $5,000      $86,288        $86,288      $101,413   $345
   63       0.06     $101,068      $86,288       $5,000       $5,000      $81,624        $81,624      $101,832   $326
   64       0.06     $101,505      $81,624       $5,000       $5,000      $76,973        $76,973      $102,296   $308
   65       0.06     $101,988      $76,973       $5,000       $5,000      $72,333        $72,333      $102,807   $289
   66       0.06     $102,518      $72,333       $5,000       $5,000      $67,701        $67,701      $103,369   $271
   67       0.06     $103,098      $67,701       $5,000       $5,000      $63,074        $63,074      $103,984   $252
   68       0.06     $103,731      $63,074       $5,000       $5,000      $58,449        $58,449      $104,655   $234
   69       0.06     $104,422      $58,449       $5,000       $5,000      $53,822        $53,822      $105,387   $215
   70       0.06     $105,172      $53,822       $5,000       $5,000      $49,191        $49,191      $106,182   $197
   71       0.06     $105,985      $49,191       $5,000       $5,000      $44,550        $44,550      $107,044   $178
   72       0.06     $106,866      $44,550       $5,000       $5,000      $39,895        $39,895      $107,978   $160
   73       0.06     $107,818      $39,895       $5,000       $5,000      $35,221        $35,221      $108,987   $141
   74       0.06     $108,847      $35,221       $5,000       $5,000      $30,523        $30,523      $110,077   $122
   75       0.06     $109,955      $30,523       $5,000       $5,000      $25,796        $25,796      $111,253   $103
   76       0.06     $111,149      $25,796       $5,000       $5,000      $20,796        $20,796      $112,518    $83
   77       0.06     $112,435      $20,796       $5,000       $5,000      $15,796        $15,796      $113,881    $63
   78       0.06     $113,818      $15,796       $5,000       $5,000      $10,796        $10,796      $115,347    $43
   79       0.06     $115,304      $10,796       $5,000       $5,000       $5,796        $5,796       $116,922    $23
   80       0.06     $116,899      $5,796        $5,000       $5,000        $796          $796        $118,613    $3
   81       0.06     $118,610       $796         $5,000       $5,000         $0            $0         $120,426    $0
   82       0.06     $120,426        $0          $5,000       $5,000         $0            $0         $122,352    $0
   83       0.06     $122,352        $0          $5,000       $5,000         $0            $0         $124,393    $0
   84       0.06     $124,393        $0          $5,000       $5,000         $0            $0         $126,557    $0
   85       0.06     $126,557        $0          $5,000       $5,000         $0            $0         $128,850    $0

ASSUMPTIONS:                                   LEGEND:
--------------------------------------------------------------------------------------------
 Age 60                                        BOY               Beginning of Year
 Annual withdrawals taken, within limit        EOY               End of Year
 Market Performance = Annual 6% Gain           WD                Withdrawal

                           LIFETIME INCOME BUILDER II


The following example is intended to reflect the effect of positive market performance on The Hartford's Lifetime Income Builder Benefit Amount, Death Benefit, and Rider Fee, and on The Hartford's Lifetime Income Builder II Payment Base, Death Benefit, and Rider Fee.


                    ACCOUNT      PAYMENT     GUARANTEED    MAXIMUM                 PAYMENT       DEATH       ACCOUNT
AGE BOY  RETURN    VALUE BOY     BASE BOY        WD           WD      ACTUAL WD    BASE EOY   BENEFIT EOY   VALUE EOY    FEE
-----------------------------------------------------------------------------------------------------------------------------
  60      0.06     $100,000      $100,000      $5,000       $5,000      $5,000     $100,000     $95,000      $100,700   $403
  61      0.06     $100,297      $100,700      $5,035       $5,035      $5,000     $100,700     $90,000      $101,015   $404
  62      0.06     $100,611      $101,015      $5,051       $5,051      $5,000     $101,015     $85,000      $101,348   $405
  63      0.06     $100,942      $101,348      $5,067       $5,067      $5,000     $101,348     $80,000      $101,699   $407
  64      0.06     $101,292      $101,699      $5,085       $5,085      $5,000     $101,699     $75,000      $102,069   $408
  65      0.06     $101,661      $102,069      $5,103       $5,103      $5,000     $102,069     $70,000      $102,461   $410
  66      0.06     $102,051      $102,461      $5,123       $5,123      $5,000     $102,461     $65,000      $102,874   $411
  67      0.06     $102,463      $102,874      $5,144       $5,144      $5,000     $102,874     $60,000      $103,310   $413
  68      0.06     $102,897      $103,310      $5,166       $5,166      $5,000     $103,310     $55,000      $103,771   $415
  69      0.06     $103,356      $103,771      $5,189       $5,189      $5,000     $103,771     $50,000      $104,257   $417
  70      0.06     $103,840      $104,257      $5,213       $5,213      $5,000     $104,257     $45,000      $104,771   $419
  71      0.06     $104,352      $104,771      $5,239       $5,239      $5,000     $104,771     $40,000      $105,313   $421
  72      0.06     $104,891      $105,313      $5,266       $5,266      $5,000     $105,313     $35,000      $105,885   $424
  73      0.06     $105,461      $105,885      $5,294       $5,294      $5,000     $105,885     $30,000      $106,489   $426
  74      0.06     $106,063      $106,489      $5,324       $5,324      $5,000     $106,489     $25,000      $107,127   $429
  75      0.06     $106,698      $107,127      $5,356       $5,356      $5,000     $107,127     $20,000      $107,800   $431
  76      0.06     $107,369      $107,800      $5,390       $5,390      $5,000     $107,800     $15,000      $108,511   $434
  77      0.06     $108,077      $108,511      $5,426       $5,426      $5,000     $108,511     $10,000      $109,262   $437
  78      0.06     $108,825      $109,262      $5,463       $5,463      $5,000     $109,262      $5,000      $110,054   $440
  79      0.06     $109,614      $110,054      $5,503       $5,503      $5,000     $110,054        $0        $110,891   $444
  80      0.06     $110,447      $110,891      $5,545       $5,545      $5,000     $110,891        $0        $111,774   $444
  81      0.06     $111,330      $110,891      $5,545       $5,567      $5,000     $110,891        $0        $112,710   $444
  82      0.06     $112,267      $110,891      $5,545       $5,613      $5,000     $110,891        $0        $113,703   $444
  83      0.06     $113,259      $110,891      $5,545       $5,663      $5,000     $110,891        $0        $114,755   $444
  84      0.06     $114,311      $110,891      $5,545       $5,716      $5,000     $110,891        $0        $115,870   $444
  85      0.06     $115,426      $110,891      $5,545       $5,771      $5,000     $110,891        $0        $117,052   $444

ASSUMPTIONS:                                   LEGEND:
---------------------------------------------------------------------------------------
 Age 60                                        BOY            Beginning of Year
 Annual withdrawals taken, within limit        EOY            End of Year
 Market Performance = Annual 6% Gain           WD             Withdrawal

                            LIFETIME INCOME BUILDER


The following example is intended to reflect the effect of negative market performance on The Hartford's Lifetime Income Builder Benefit Amount, Death Benefit, and Rider Fee, and on The Hartford's Lifetime Income Builder II Payment Base, Death Benefit, and Rider Fee.


                                                                                    DEATH BENEFIT
                  ACCOUNT       BENEFIT       GUARANTEED                BENEFIT       EOY = BA       ACCOUNT
AGE BOY  RETURN  VALUE BOY     AMOUNT BOY         WD       ACTUAL WD   AMOUNT EOY        EOY        VALUE EOY     FEE
----------------------------------------------------------------------------------------------------------------------
  60     -0.06    $100,000      $100,000        $5,000      $5,000      $84,835       $84,835        $89,300     $339
  61     -0.06    $88,961       $84,835         $5,000      $5,000      $79,835       $79,835        $78,923     $319
  62     -0.06    $78,604       $79,835         $5,000      $5,000      $74,835       $74,835        $69,187     $299
  63     -0.06    $68,888       $74,835         $5,000      $5,000      $69,835       $69,835        $60,055     $279
  64     -0.06    $59,775       $69,835         $5,000      $5,000      $64,835       $64,835        $51,489     $259
  65     -0.06    $51,230       $64,835         $5,000      $5,000      $59,835       $59,835        $43,456     $239
  66     -0.06    $43,217       $59,835         $5,000      $5,000      $54,835       $54,835        $35,924     $219
  67     -0.06    $35,704       $54,835         $5,000      $5,000      $49,835       $49,835        $28,862     $199
  68     -0.06    $28,663       $49,835         $5,000      $5,000      $44,835       $44,835        $22,243     $179
  69     -0.06    $22,063       $44,835         $5,000      $5,000      $39,835       $39,835        $16,040     $159
  70     -0.06    $15,880       $39,835         $5,000      $5,000      $34,835       $34,835        $10,228     $139
  71     -0.06    $10,088       $34,835         $5,000      $5,000      $29,835       $29,835         $4,783     $119
  72     -0.06     $4,664       $29,835         $5,000      $5,000      $24,835       $24,835           $0        $0
  73     -0.06       $0         $24,835         $5,000      $5,000      $19,835       $19,835           $0        $0
  74     -0.06       $0         $19,835         $5,000      $5,000      $14,835       $14,835           $0        $0
  75     -0.06       $0         $14,835         $5,000      $5,000       $9,835        $9,835           $0        $0
  76     -0.06       $0          $9,835         $5,000      $5,000       $4,835        $4,835           $0        $0
  77     -0.06       $0          $4,835         $5,000      $5,000         $0            $0             $0        $0
  78     -0.06       $0            $0           $5,000      $5,000         $0            $0             $0        $0
  79     -0.06       $0            $0           $5,000      $5,000         $0            $0             $0        $0
  80     -0.06       $0            $0           $5,000      $5,000         $0            $0             $0        $0
  81     -0.06       $0            $0           $5,000      $5,000         $0            $0             $0        $0
  82     -0.06       $0            $0           $5,000      $5,000         $0            $0             $0        $0
  83     -0.06       $0            $0           $5,000      $5,000         $0            $0             $0        $0
  84     -0.06       $0            $0           $5,000      $5,000         $0            $0             $0        $0
  85     -0.06       $0            $0           $5,000      $5,000         $0            $0             $0        $0


ASSUMPTIONS:                                   LEGEND:
---------------------------------------------------------------------------------------
 Age 60                                        BOY            Beginning of Year
 Annual withdrawals taken, within limit        EOY            End of Year
 Market Performance = Annual 6% Loss           WD             Withdrawal

                           LIFETIME INCOME BUILDER II


The following example is intended to reflect the effect of negative market performance on The Hartford's Lifetime Income Builder Benefit Amount, Death Benefit, and Rider Fee, and on The Hartford's Lifetime Income Builder II Payment Base, Death Benefit, and Rider Fee.


                  ACCOUNT      PAYMENT     GUARANTEED    MAXIMUM                 PAYMENT       DEATH       ACCOUNT
AGE BOY  RETURN  VALUE BOY    BASE BOY         WD           WD      ACTUAL WD    BASE EOY   BENEFIT EOY   VALUE EOY    FEE
---------------------------------------------------------------------------------------------------------------------------
  60     -0.06    $100,000    $100,000       $5,000       $5,000      $5,000     $100,000     $95,000      $89,300    $400
  61     -0.06    $88,900     $100,000       $5,000       $5,000      $5,000     $100,000     $90,000      $78,866    $400
  62     -0.06    $78,466     $100,000       $5,000       $5,000      $5,000     $100,000     $85,000      $69,058    $400
  63     -0.06    $68,658     $100,000       $5,000       $5,000      $5,000     $100,000     $80,000      $59,839    $400
  64     -0.06    $59,439     $100,000       $5,000       $5,000      $5,000     $100,000     $75,000      $51,172    $400
  65     -0.06    $50,772     $100,000       $5,000       $5,000      $5,000     $100,000     $70,000      $43,026    $400
  66     -0.06    $42,626     $100,000       $5,000       $5,000      $5,000     $100,000     $65,000      $35,368    $400
  67     -0.06    $34,968     $100,000       $5,000       $5,000      $5,000     $100,000     $60,000      $28,170    $400
  68     -0.06    $27,770     $100,000       $5,000       $5,000      $5,000     $100,000     $55,000      $21,404    $400
  69     -0.06    $21,004     $100,000       $5,000       $5,000      $5,000     $100,000     $50,000      $15,044    $400
  70     -0.06    $14,644     $100,000       $5,000       $5,000      $5,000     $100,000     $45,000       $9,065    $400
  71     -0.06     $8,665     $100,000       $5,000       $5,000      $5,000     $100,000     $40,000       $3,445    $400
  72     -0.06     $3,045     $100,000       $5,000       $5,000      $5,000     $100,000     $35,000         $0      $400
  73     -0.06       $0       $100,000       $5,000       $5,000      $5,000     $100,000     $30,000         $0       $0
  74     -0.06       $0       $100,000       $5,000       $5,000      $5,000     $100,000     $25,000         $0       $0
  75     -0.06       $0       $100,000       $5,000       $5,000      $5,000     $100,000     $20,000         $0       $0
  76     -0.06       $0       $100,000       $5,000       $5,000      $5,000     $100,000     $15,000         $0       $0
  77     -0.06       $0       $100,000       $5,000       $5,000      $5,000     $100,000     $10,000         $0       $0
  78     -0.06       $0       $100,000       $5,000       $5,000      $5,000     $100,000      $5,000         $0       $0
  79     -0.06       $0       $100,000       $5,000       $5,000      $5,000     $100,000        $0           $0       $0
  80     -0.06       $0       $100,000       $5,000       $5,000      $5,000     $100,000        $0           $0       $0
  81     -0.06       $0       $100,000       $5,000       $5,000      $5,000     $100,000        $0           $0       $0
  82     -0.06       $0       $100,000       $5,000       $5,000      $5,000     $100,000        $0           $0       $0
  83     -0.06       $0       $100,000       $5,000       $5,000      $5,000     $100,000        $0           $0       $0
  84     -0.06       $0       $100,000       $5,000       $5,000      $5,000     $100,000        $0           $0       $0
  85     -0.06       $0       $100,000       $5,000       $5,000      $5,000     $100,000        $0           $0       $0


ASSUMPTIONS:                                   LEGEND:
---------------------------------------------------------------------------------------
 Age 60                                        BOY            Beginning of Year
 Annual withdrawals taken, within limit        EOY            End of Year
 Market Performance = Annual 6% Loss           WD             Withdrawal

   PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS AND RETAIN IT FOR FUTURE
                                   REFERENCE.

HV-6137

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT THREE:



The Director M                                            File No. 333-119414
Director M Platinum
AmSouth Variable Annuity M
The Director M Select
The Huntington Director M
Fifth Third Director M
Wells Fargo Director M
Classic Director M
Director M Ultra
Director M Access                                         File No. 333-119419
Director M Edge                                           File No. 333-119415
The Director M Plus                                       File No. 333-119422
AmSouth Variable Annuity M Plus
The Director M Select Plus
The Director M Outlook                                    File No. 333-119417
Director M Platinum Outlook
AmSouth Variable Annuity M Outlook
The Director M Select Outlook
Huntington Director M Outlook
Wells Fargo Director M Outlook
Classic Director M Outlook



HARTFORD LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT THREE:



The Director M                                            File No. 333-119418
Wells Fargo Director M
Director M Access                                         File No. 333-119423
Director M Edge                                           File No. 333-119420
The Director M Plus                                       File No. 333-119416
The Director M Outlook                                    File No. 333-119421
Wells Fargo Director M Outlook



HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT SEVEN:



Hartford Leaders Series II/IIR/III                        File No. 333-101932
Wells Fargo Leaders Series I/IR/II
Hartford Leaders/Chase Series I/II
Classic Hartford Leaders
Hartford Leaders Select
Huntington Hartford Leaders
Hartford Select Leaders Series V
Hartford Leaders Access Series II/IIR/III                 File No. 333-101937
Hartford Leader Edge Series II/IIR/III                    File No. 333-101942
Hartford Leaders Plus Series II/IIR/III                   File No. 333-101948
Hartford Leaders Outlook Series II/IIR/III                File No. 333-101954
Nations Outlook Variable Annuity Series II/IIR/III
Huntington Hartford Leaders Outlook Series II/IIR/III
Classic Hartford Leaders Outlook Series II/IIR/III
Wells Fargo Leaders Outlook Series I/IR/II
Hartford Leaders Select Outlook
Hartford Select Leaders Outlook Series III

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT SEVEN:



Hartford Leaders Series II/IIR/III                        File No. 333-101933
Wells Fargo Leaders Series I/IR/II
Hartford Select Leaders Series V
Hartford Leaders Access Series II/IIR/III                 File No. 333-101936
Hartford Leader Edge Series II/IIR/III                    File No. 333-101943
Hartford Leaders Plus Series II/IIR/III                   File No. 333-101949
Hartford Leaders Outlook Series II/IIR/III                File No. 333-101955
Wells Fargo Leaders Outlook Series I/IR/II
Hartford Select Leaders Outlook Series III



     SUPPLEMENT DATED OCTOBER 15, 2007 TO THE PROSPECTUS DATED MAY 1, 2007

              SUPPLEMENT DATED OCTOBER 15, 2007 TO YOUR PROSPECTUS


The following language is added as a new Appendix E in your prospectus:


APPENDIX E -- EXCHANGE PROGRAMS

EDGE OFFER


Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company (collectively, "we" or "our") is offering Eligible Contract Owners (as defined below) the opportunity to exchange an Eligible Contract (as defined below) for a then currently issued The Director M Edge or Hartford Leaders Edge Series III variable annuity Contract. This offer may be withdrawn at any time without notice in our sole and absolute discretion. All initial capitalized terms shall have such meaning as provided in the applicable prospectus.


I. WHO IS ELIGIBLE TO PARTICIPATE IN THIS EXCHANGE PROGRAM?

This exchange program is available to Contract Owners who meet ALL of the following qualifications ("Eligible Contract Owners"):

       - You must own one or more Eligible Contracts as of the exchange date (as defined below). Eligible Contracts are:


           - Versions of The Director Series I -- VIIIR (including all proprietary versions) with a 6 or 7 year contingent deferred sales charge. Please check your Contract to verify the version owned.


           - The Owner(s) and Annuitant must be the same in all Eligible Contracts that will be surrendered.


       - The account value of all Eligible Contracts surrendered must be at least $100,000 in the aggregate as of the exchange date.



       - You must be a customer of a financial intermediary that is authorized to sell The Director M Edge or Hartford Leaders Edge Series III variable annuity Contract.


       -   You must not:

           - Be age 75 or older as of the exchange date (including any other Contract Owner(s) and the
              Annuitant).

           - Have any premium payments that are any longer subject to contingent deferred sales charges ("CDSC").


           - Be a group or trust that is: (a) any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Internal Revenue Code ("Code"); (b) annuity purchase plans adopted by public school systems or tax-exempt organizations according to Section 403(b) of the Code; (c) an employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and/or (d) a deferred compensation plans as defined in Section 457 of the Code.



           - Be subject to sales charges in excess of 9% of the total Premium Payments made in connection with the replacement The Director M Edge or Hartford Leaders Edge Series III Contract as of the exchange date.



           - Have elected either The Hartford's Principal First Preferred or The Hartford's Principal First (optional guaranteed minimum withdrawal benefits available under certain Eligible Contracts).

II. WHAT ARE SOME KEY DIFFERENCES BETWEEN THESE CONTRACTS?



                                            THE DIRECTOR SERIES I - VIIIR
                             YEAR            1            2            3            4
--------------------------------------------------------------------------------------------
Sales Charge                 CDSC(1)       5 - 7%       5 - 7%       4 - 7%       3 - 6%

                                 THE DIRECTOR SERIES I - VIIIR
                             5            6            7          8
------------------------  -------------------------------------------
Sales Charge               2 - 5%       0 - 4%       0 - 3%        0%



Mortality & Expense Risk                                           1.00 - 1.25%
 Charge(2)
Administrative Charges                                                 None
Annual Maintenance Fee(3)                                           $25 - $30



                                           THE DIRECTOR M EDGE OR HARTFORD LEADERS EDGE SERIES III
                          PREMIUM           $0 - $49,999          $50,000 - $99,000        $100,000 - $249,999
-------------------------------------------------------------------------------------------------------------------
Sales Charge                FESC(4)              5.5%                    4.5%                      3.5%

                               THE DIRECTOR M EDGE OR HARTFORD LEADERS EDGE SERIES III
                          $250,000 - $499,999       $500,000 - $999,999        $1,000,000+
------------------------  ------------------------------------------------------------------
Sales Charge                      2.5%                      2.0%                     1%



Mortality & Expense Risk                                          0.55 - 0.65%
 Charge(2)
Administrative Charges                                               0.20%
Annual Maintenance Fee(3)                                             $30


       - Optional Guaranteed Minimum Withdrawal Benefits. For an additional fee, Eligible Contract Owners electing to exchange their contract(s) will be entitled to elect any of the optional guaranteed minimum withdrawal benefits; including lifetime guaranteed minimum withdrawal benefits, as described in a The Director M Edge or Hartford Leaders Edge Series III prospectus.


       - Funds Available. Eligible Contract Owners electing to exchange their contract(s) will have access to the Funds offered in The Director M Edge or Hartford Leaders Edge Series III prospectus. These generally include all Funds currently offered under your existing Contract but also include a wide array of Funds managed by unaffiliated portfolio managers.



       - Standard Guaranteed Minimum Death Benefits. Eligible Contract Owners electing to exchange their contract(s) will be automatically entitled to receive the Premium Security Death Benefit (standard death benefit). Differences between the standard death benefit offered under existing contracts and the standard death benefit provided in The Director M Edge or Hartford Leaders Edge Series III (called "Premium Security Death Benefit") are highlighted below:


------------


(1)  Varies based on contract version.



(2) Mortality and Expense Risk Charges for Hartford Leaders products are .10% higher than The Director products. These charges also vary based on the contract version selected. Premium taxes (0 - 3.5%) and optional benefit fees excluded.



(3) For The Director Series II -- VIII, The Director M, The Director M Edge, Hartford Leaders Series III, or Hartford Leaders Edge Series III, Annual Maintenance Fees are waived if the Contract Value is greater than $50,000 on any Contract Anniversary or upon Surrender.



(4) Front-end Sales Charges ("FESC") do not reflect Rights of Accumulation. Under the Rights of Accumulation program, we will use the aggregate amount of Eligible Investments to calculate the applicable sales charge. Eligible Investments are (a) any other individual variable annuity issued by us or our affiliates subject to a front-end sales charge and (b) Class A shares of any retail mutual fund of a Fund family held by you as owner or joint owner. Your financial intermediary must be the broker of record for Eligible Investments. Eligible Investments must be identified in your application (or comparable request for annuity) and each time you make subsequent Premium Payments. Premium Payments received through any other means of transmission will be subject to a sales charge based on the lower of your most recent sales charge level on record under this program or the otherwise applicable sales charge. We also accept Letters of Intent as a basis to reduce sales charges. A Letter of Intent is a commitment to invest a certain amount of Premium Payments within 13 months from the date you exchange your Contract in exchange for which we deduct a sales charge based on the total amount you plan on investing over this time period. If you don't make the Premium Payments promised, we will recalculate the sales charge based on your actual Premium Payments and proportionately deduct this charge from your Sub-Accounts. We may allow an extended period by accepting a Letter of Intent for an additional 13 month period.

    CONTRACT                                          STANDARD DEATH BENEFIT
DIRECTOR M/        THE HIGHEST OF: (A) CONTRACT VALUE; OR (B) TOTAL PREMIUM PAYMENTS ADJUSTED FOR PARTIAL
HARTFORD LEADERS   SURRENDERS; OR (C) THE LESSER OF: MAXIMUM ANNIVERSARY VALUE, OR THE SUM OF CONTRACT VALUE
SERIES III(5)      PLUS 25% OF MAXIMUM ANNIVERSARY VALUE (EXCLUDING PREMIUM PAYMENTS WE RECEIVE WITHIN 12 MONTHS
                   OF DEATH).
DIRECTOR SERIES I  THE HIGHER OF CONTRACT VALUE(6) OR TOTAL PREMIUM PAYMENTS ADJUSTED FOR PARTIAL SURRENDERS.
-- IIR
DIRECTOR SERIES    THE HIGHEST OF: (A) CONTRACT VALUE(5); OR (B) TOTAL PREMIUM PAYMENTS ADJUSTED FOR PARTIAL
III -- V           SURRENDERS; OR (C) CONTRACT VALUE ON THE SPECIFIED CONTRACT ANNIVERSARY(7) IMMEDIATELY
                   PRECEDING THE DATE OF DEATH, INCREASED BY ANY PREMIUM PAYMENTS MADE AND DECREASED BY ANY
                   SURRENDERS SINCE THE PRECEDING SPECIFIED CONTRACT ANNIVERSARY.
DIRECTOR SERIES    THE HIGHEST OF: (A) CONTRACT VALUE; OR (B) TOTAL PREMIUM PAYMENTS ADJUSTED FOR PARTIAL
VI -- VIIR         SURRENDERS; OR (C) MAXIMUM ANNIVERSARY VALUE.
DIRECTOR VIIIR     PREMIUM PROTECTION: THE HIGHER OF TOTAL PREMIUM PAYMENTS ADJUSTED FOR PARTIAL SURRENDERS OR
                   CONTRACT VALUE, OR
                   ASSET PROTECTION: THE HIGHEST OF: (A) CONTRACT VALUE; (B) CONTRACT VALUE PLUS 25% OF THE
                   TOTAL PREMIUM PAYMENTS (EXCLUDING ANY SUBSEQUENT PREMIUM PAYMENTS WE RECEIVE WITHIN 12 MONTHS
                   OF DEATH OR AFTER DEATH LESS ANY PARTIAL SURRENDERS); OR (C) CONTRACT VALUE PLUS 25% OF
                   MAXIMUM ANNIVERSARY VALUE (EXCLUDING ANY SUBSEQUENT PREMIUM PAYMENTS WE RECEIVE WITHIN 12
                   MONTHS OF DEATH OR AFTER DEATH). THIS DEATH BENEFIT CANNOT EXCEED THE GREATEST OF: (I)
                   CONTRACT VALUE; OR (II) TOTAL PREMIUM PAYMENTS ADJUSTED FOR ANY PARTIAL SURRENDERS; OR (III)
                   MAXIMUM ANNIVERSARY VALUE.


       -   Other Differences. Some of the other differences include:


           - Death Benefit aggregate limit: Death Benefits are not subject to aggregate limits in The
              Director Series I - VII (without amendatory rider); whereas in The Director Series VII (with amendatory rider), Series VIIIR, The Director M Edge or Hartford Leaders Edge Series III Death Benefits are limited to $5 million of Premium Payments (as reduced by an adjustment for Surrenders), or Contract Value plus $1 million.



           - Partial Surrenders: In all versions of The Director (other than The Director Series VII (with amendatory rider) and Series VIIIR), partial surrenders reduce death benefits on a dollar-for-dollar basis; whereas in The Director Series VII (with amendatory rider), Series VIII, The Director M Edge or Hartford Leaders Edge Series III, partial surrenders reduce death benefits on a proportionate basis.



           - Miscellaneous. The Director M Edge or Hartford Leaders Edge Series III Contracts may also differ from your existing contract in terms of (a) minimum interest rates credited to the Fixed Accumulation Feature; (b) assumed investment return rates used for the variable Annuity Payout (subject to state variations); and (c) minimum guaranteed fixed annuitization rates.



       - State Variations. The foregoing discussion does not take into consideration state variations, if any.


------------


(5) The standard death benefit is replaced by the Guaranteed Minimum Death Benefit upon election of The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder or The Hartford's Lifetime Income Builder II.



(6) The Director Series I - V Annuitants who die after age 90 are entitled only to Contract Value.



(7) Specified Contract Anniversary is: The Director Series III - every sixth Contract Anniversary; The Director Series IV & V -- every seventh Contract Anniversary.

III. HOW DOES THE EXCHANGE PROCESS WORK?


       - This exchange will constitute a full Surrender (replacement) of your Eligible Contract(s). You may Surrender more than one existing Eligible Contract(s) as part of this program. Partial Surrenders will not be permitted.



       - The Contract Value of your Eligible Contract(s) as of the exchange date will be considered to be the initial Premium Payment for your Director M Edge or Hartford Leaders Edge Series III Contract. This amount will be used to establish your benefits under your Director M Edge or Hartford Leaders Edge Series III Contract. No exchange or transfer fees will be charged when electing to make this exchange.



       - We will impose a sales charge on initial and subsequent Premium Payments under your Director M Edge or Hartford Leaders Edge Series III Contract, subject to possible adjustments associated with any Rights of Accumulation and a Letter of Intent. Your initial Premium Payment can not be used to satisfy the terms of any outstanding Letter of Intent. For example, if your Premium Payments under your existing Contract were $100,000 (A) and your account value at the time of exchange was $225,000 (B), then a sales charge of $7,875 [sales charge = the lesser of: [(A) x 9%] or [(B) x 3.5%)] will be deducted from your account. However, if you signed a Letter of Intent committing to deposit another $25,000 (C), then your sales charge would be reduced to $6,250 [sales charge = the lesser of: [(A) x 9%] or [(B + C) x 2.5% (based on exceeding the next sales charge break point)].



       - The date that you comply with all our requirements to exchange your Eligible Contract(s) ("exchange date") will be the date we use to set your benefits under your Director M Edge or Hartford Leaders Edge Series III Contract. We will use the exchange date for establishing your eligibility for this program and various age-sensitive optional riders under your Director M Edge or Hartford Leaders Edge Series III Contract.


       - Certain optional guaranteed minimum withdrawal benefits may ONLY be elected at the exchange date.


       - The Contract Owner(s) and Annuitant must be the same in your replacement Director M Edge or Hartford Leaders Edge Series III Contract as they are in your Eligible Contract(s).



       - If there are more than one Contract Owner, then all Contract Owners must consent to this exchange.



       - Subject to the laws of your state, you may cancel your Director M Edge or Hartford Leaders Edge Series III Contract for any reason within ten (10) days of receipt of your Contract in accordance with the cancellation privileges described in your Director M Edge or Hartford Leaders Edge Series III prospectus.


IV. WHAT OTHER THINGS SHOULD BE CONSIDERED?


       - Your standard and optional death benefits under your Eligible Contract(s) will not carry over to your Director M Edge or Hartford Leaders Edge Series III Contract. For instance, because the value of the MAV/EPB Death Benefit (if elected and available) fluctuates based on Maximum Anniversary Value rather than Contract Value, THE INITIAL DEATH BENEFIT UNDER YOUR DIRECTOR M EDGE OR HARTFORD LEADERS EDGE SERIES III CONTRACT COULD BE LOWER THAN THE DEATH BENEFIT UNDER YOUR EXISTING ELIGIBLE CONTRACT(S).



       - SURRENDERING YOUR NEW DIRECTOR M EDGE OR HARTFORD LEADERS EDGE SERIES III CONTRACT SOON AFTER BUYING IT MAY LEAVE YOU IN A WORSE FINANCIAL POSITION THAN IF YOU NEVER ACCEPTED THIS EXCHANGE OFFER.



       - You should discuss the merits of this exchange with your Registered Representative to be sure that the Director M Edge or Hartford Leaders Edge Series III Contract is suitable for you and your particular circumstances. You should discuss your particular circumstances and the tax consequences of this exchange with your tax adviser, as we make no representation regarding the tax consequences of an exchange.

       - You should read the Director M Edge or Hartford Leaders Edge Series III prospectus and those of the underlying Funds before investing. These prospectuses contain other information about variable annuities and investment options including risks that you should carefully consider. Your Registered Representative can provide you with prospectuses or you can contact us to receive one. These variable annuities are underwritten and distributed by Hartford Securities Distribution Company, Inc. Member SIPC.

       - We are not obligated to offer exchange privileges if and once this offer is withdrawn or to extend these privileges to other contract variations.

UNION SECURITY


Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company (collectively, "we" or "our") are offering Eligible Contract Owners (as defined below) the opportunity to exchange an Eligible Contract (as defined below) for a then currently issued version of our The Director M or Leaders III variable annuity Contract. This offer may be withdrawn at any time without notice in our sole and absolute discretion. All initial capitalized terms shall have such meaning as provided in the applicable prospectus.


I. WHO IS ELIGIBLE TO PARTICIPATE IN THIS EXCHANGE PROGRAM?

This exchange program is available to Contract Owners who meet ALL of the following qualifications ("Eligible Contract Owners"):

       - You must own one or more Eligible Contracts as of the exchange date (as defined below). Eligible Contracts are:


           - all versions of the Masters, Masters+, Opportunity or Opportunity+ variable annuities issued by Union Security Insurance Company or Union Security Life Insurance Company of New York (collectively, "Union Security"). Please check your Contract to verify the version owned.


           - The Owner(s) and Annuitant must be the same in all Eligible Contracts that will be surrendered.


       - The account value of all Eligible Contracts surrendered must be at least $25,000 in the aggregate as of the exchange date.



       - You must be a customer of a financial intermediary that is authorized to sell The Director M or Leaders III variable annuity Contract.


       -   You must not:

           - Be age 81 or older as of the exchange date (including any other Contract Owner(s) and the Annuitant).


           -   Have any Premium Payments that are any longer subject to CDSC.



           - Be a group or trust that is: (a) any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Internal Revenue Code ("Code"); (b) annuity purchase plans adopted by public school systems or tax-exempt organizations according to Section 403(b) of the Code; (c) an employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and/or (d) a deferred compensation plans as defined in Section 457 of the Code.

II. WHAT ARE SOME KEY DIFFERENCES BETWEEN THESE CONTRACTS?


                                         MORTALITY &
                                           EXPENSE                  ANNUAL
                                            RISK        ADMIN.   MAINTENANCE
               CONTRACT                 CHARGE(1)(2)   CHARGES       FEE
-----------------------------------------------------------------------------
Director M/Hartford Leaders Series III  0.95 - 1.05%    0.20%       $30(3)
Opportunity                                 1.25%       0.10%       $35(4)
Masters                                     1.25%       0.10%        None


                                                                              SALES CHARGE
               CONTRACT                   YEAR          1         2         3         4         5         6         7        8+
--------------------------------------  ----------------------------------------------------------------------------------------
Director M/Hartford Leaders Series III   CDSC(1)        7%        7%        7%        6%        5%        4%        3%        0%
                                          YEAR          1         2         3         4         5         6         7        8+
Opportunity                              CDSC(1)        5%        5%        5%        5%        5%        0%        0%        0%
Masters                                  CDSC(1)        7%        7%        6%        6%        5%        3%        1%        0%



       - Optional Guaranteed Minimum Withdrawal Benefits. For an additional fee, Eligible Contract Owners electing to exchange their contract(s) will be entitled to elect any of the optional guaranteed minimum withdrawal benefits; including lifetime guaranteed minimum withdrawal benefits, as described in a The Director M or Hartford Leaders Series III prospectus.



       - Funds Available. Eligible Contract Owners electing to exchange their contract(s) will have access to the Funds offered in The Director M or Hartford Leaders Series III prospectus. These generally include all Funds currently offered under your existing Contract but also include a wide array of Funds managed by unaffiliated portfolio managers. Not all Funds currently offered in your existing Contract will be available in your replacement contract.



       - Standard guaranteed minimum Death Benefits. Eligible Contract Owners electing to exchange their Contract(s) will automatically receive the Premium Security Death Benefit (standard death benefit). Differences between the standard death benefit offered under existing contracts and the standard death benefit provided in The Director M or Hartford Leaders Series III (called "Premium Security Death Benefit") are highlighted below:



    CONTRACT                                          STANDARD DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------
Director M/        The highest of: (A) Contract Value; or (B) Total Premium Payments adjusted for partial
Hartford Leaders   Surrenders; or (C) the lesser of: Maximum Anniversary Value, or the sum of Contract Value
Series III(5)      plus 25% of Maximum Anniversary Value (excluding Premium Payments we receive within 12 months of death).
Opportunity I,     Contracts issued before 5/1/97, Without Enhanced Death Benefit Rider, OWNER OR ANNUITANT LESS
II, IV, V,         THAN AGE 75 AT DEATH, highest of: (A) Total Premiums less partial Surrenders; (B) Contract
Opportunity+       Value or (C) Contract Value on the last five-year Contract Anniversary before the earlier of the decedent's death or age 75, minus any partial Surrenders since that anniversary.
                   Contracts issued after 5/1/97, With Enhanced Death Benefit Rider, OWNER OR ANNUITANT LESS
                   THAN AGE 75 AT DEATH, highest of: (A) Total Premiums less partial Surrenders, compounded annually at 3%, capped at 200% of Total Premium minus partial Surrenders ("Rollup Amount");
                   (B) Contract Value or (C) Contract Value on either the last five-year Contract Anniversary before death; minus any partial Surrenders since that anniversary.


------------


(1)  Varies based on contract version. Maximum charge is shown.



(2) Mortality and Expense Risk Charges for Leaders products are .10% higher than The Director products. Premium Taxes (0 -- 3.5%) and optional benefit fees excluded.



(3) Annual Maintenance Fees are waived if the Contract Value is greater than $50,000 on any Contract Anniversary or upon Surrender.



(4) Annual Maintenance Fees are waived if the Contract Value is greater than $25,000 on any Contract Anniversary or upon Surrender.



(5) The standard death benefit is replaced by the Guaranteed Minimum Death Benefit upon election of The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder or The Hartford's Lifetime Income Builder II.

    CONTRACT                                          STANDARD DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------
                   Contracts issued after 5/1/97, With Enhanced Death Benefit Rider, OWNER OF ANNUITANT AGE 75
                   OR OLDER AT DEATH, highest of: (A) The "Rollup Amount" on the earlier of the Contract Owner or Annuitant's 75thbirthday plus any Premium payments made since that birthday, minus partial
                   Surrenders since that birthday; (B) Contract Value or (C) Contract Value on the last five-year Contract Anniversary before the decedent reached age 75; minus any partial
                   Surrenders since that anniversary.
Opportunity III    The highest of: (A) Total Premiums less partial Surrenders, (B) Contract Value or (C)
                   Contract Value on the last five-year Contract Anniversary before the earlier of the decedent's death or age 75, minus any partial Surrenders since that anniversary.
Masters I          Contracts issued before 5/1/97 without the Enhanced Death Benefit Rider and the OWNER OR
                   ANNUITANT LESS THAN AGE 75 AT DEATH, the highest of: (A) Total Premiums less partial
                   Surrenders; (B) Contract Value adjusted for any applicable Market Value Adjustment or (C)
                   Contract Value on the last seven-year Contract Anniversary before the earlier of the date of death, or the Contract Owner or Annuitant's 75thbirthday, adjusted for any applicable Market
                   Value Adjustment, minus any partial Surrenders since that Seven Year Anniversary.
                   Contracts issued after 5/1/97 with the Enhanced Death Benefit Rider and the OWNER OR
                   ANNUITANT LESS THAN AGE 75 AT DEATH, the highest of: (A) Total Premiums less partial
                   Surrenders, compounded annually at 3%, capped at 200% of Total Premium minus partial
                   Surrenders ("Rollup Amount"); (B) Contract Value adjusted for any applicable Market Value
                   Adjustment, or (C) Contract Value on the last seven-year Contract Anniversary before the earlier of the date of death, or the Contract Owner or Annuitant's 75thbirthday, adjusted for any applicable Market Value Adjustment, minus any partial Surrenders since that Seven Year
                   Anniversary.
                   Contracts issued after 5/1/97 with the Enhanced Death Benefit Rider and the OWNER OR
                   ANNUITANT AGE 75 OR OLDER AT DEATH, the highest of: (A) The "Rollup Amount" on the earlier of the Contract Owner or Annuitant's 75thbirthday plus any Premium payments made since that birthday, minus partial Surrenders since that birthday; (B) Contract Value adjusted for any applicable Market Value Adjustment; or (C) Contract Value on the last seven-year Contract
                   Anniversary before the earlier of the date of death, or the Contract Owner or Annuitant's
                   75thbirthday, adjusted for any applicable Market Value Adjustment, minus any partial
                   Surrenders since that Seven Year Anniversary.
Masters+           Contracts issued before 5/1/97 without the Enhanced Death Benefit Rider and the OWNER OR
                   ANNUITANT WERE LESS THAN AGE 75 AT DEATH, the highest of: (A) Total Premiums less partial
                   Surrenders; (B) Contract Value adjusted for any applicable Market Value Adjustment; or (C)
                   Contract Value on the last seven-year Contract Anniversary before the earlier of the date of death, or the Contract Owner or Annuitant's 75thbirthday, adjusted for any applicable Market
                   Value Adjustment, minus any partial Surrenders since that Seven Year Anniversary.
                   Contracts issued after 5/1/97 with the Enhanced Death Benefit Rider and the OWNER OR
                   ANNUITANT WERE LESS THAN AGE 75 AT DEATH, the highest of: (A) Total Premiums less partial
                   Surrenders, compounded annually at 5%, capped at 200% of Total Premium minus partial
                   Surrenders. ("Rollup Amount"); (B) Contract Value adjusted for any applicable Market Value
                   Adjustment; or (C) Contract Value on the last seven-year Contract Anniversary before the earlier of the date of death, or the Contract Owner or Annuitant's 75thbirthday, adjusted for any applicable Market Value Adjustment, minus any partial Surrenders since that Seven Year
                   Anniversary.

    CONTRACT                                          STANDARD DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------
                   Contracts issued after 5/1/97 with the Enhanced Death Benefit Rider and the OWNER OR
                   ANNUITANT AGE 75 OR OLDER AT DEATH, the highest of: (A) The "Rollup Amount" on the earlier of the Contract Owner or Annuitant's 75thbirthday plus any Premium payments made since that birthday, minus partial Surrenders since that birthday; (B) Contract Value adjusted for any applicable Market Value Adjustment; or (C) Contract Value on the last seven-year Contract
                   Anniversary before the earlier of the date of death, or the Contract Owner or Annuitant's
                   75thbirthday, adjusted for any applicable Market Value Adjustment, minus any partial
                   Surrenders since that Seven Year Anniversary.

    -   Other Differences. Some of the other differences include:

           - Partial Surrenders: Partial surrenders reduce Opportunity and Masters death benefits on a dollar-for-dollar basis, and reduce Opportunity+ and Masters+ death benefits on a proportionate basis and a Market Value Adjustment may be applicable, whereas in The Director M and Hartford Leaders Series III, partial surrenders reduce death benefits on a proportionate basis.

           - Death Benefit Aggregate Limit: Death benefits are unlimited in Masters contracts whereas death benefits are subject to aggregate limits of $500,000 (Opportunity) and in The Director M and Hartford Leaders Series III, death benefits are limited to $5 million of Premium Payments (as reduced by an adjustment for Surrenders), or Contract Value plus $1 million.


           - Miscellaneous. Director M or Hartford Leaders Series III Contracts may also differ from your existing Contract in terms of
               (a) access to a Fixed Accumulation Feature; (b) Assumed Investment Return Rates used for the variable Annuity Payout (subject to state variations); and (c) ability to allocate investments to earn guaranteed interest rates for predetermined guarantee periods (Masters only).


       - State Variations. The foregoing discussion does not take into consideration state variations, if any.

       - Definitions. All initial capitalized terms shall have such meaning as provided in the applicable prospectus.

III. HOW DOES THE EXCHANGE PROCESS WORK?

       - This exchange will constitute a full Surrender (replacement) of your Eligible Contract(s). You may Surrender more than one Eligible Contract(s) as part of this program. Partial Surrenders will not be permitted.


       - The Contract Value of your Eligible Contract(s) as of the exchange date will be considered to be the initial Premium payment for your replacement The Director M or Hartford Leaders Series III Contract. This amount will be used to establish your benefits under your replacement The Director M or Hartford Leaders Series III Contract. No exchange or transfer fees will be charged when electing to make this exchange.



       - The date that you comply with all requirements to exchange your Eligible Contract(s) ("exchange date") will be the date we use to set your benefits under your replacement The Director M or Hartford Leaders Series III Contract. We will use the exchange date for establishing your eligibility for this program and various age-sensitive optional riders under your replacement The Director M or Hartford Leaders Series III contract.



       - We will credit you for the time that you owned your oldest Eligible Contract(s) for the purposes of establishing any CDSC applicable for any premium payments made on or as of the exchange date. Any premium payments made on or after the exchange date will be subject to the applicable CDSC schedule. YOUR REPLACEMENT, THE DIRECTOR M OR HARTFORD LEADERS SERIES III CONTRACT, MAY HAVE A LONGER CDSC PERIOD THAN YOUR EXISTING CONTRACT.


       - Certain optional guaranteed minimum withdrawal benefits may ONLY be elected at the exchange date.

       - The Contract Owner(s) and Annuitant must be the same in your replacement Director M or Hartford Leaders Series III Contract as they are in your Eligible Contract(s).


       -   All Contract Owners must consent to this exchange.


       - Subject to the laws of your state, you may cancel your replacement The Director M or Hartford Leaders Series III Contract for any reason within ten (10) days of receipt of your Contract in accordance with the cancellation privileges described in your replacement The Director M or Hartford Leaders Series III prospectus.


IV. WHAT OTHER THINGS SHOULD BE CONSIDERED?


       - Your standard and optional death and withdrawal benefits under your Eligible Contract(s) will not carry over to your replacement The Director M or Hartford Leaders Series III Contract. This can result in a diminution in death and/or withdrawal benefits.



       - SURRENDERING A REPLACEMENT THE DIRECTOR M OR HARTFORD LEADERS SERIES III CONTRACT SOON AFTER BUYING IT MAY LEAVE YOU IN A WORSE FINANCIAL POSITION THAN IF YOU NEVER ACCEPTED THIS EXCHANGE OFFER.



       - You should discuss the merits of this exchange with your Registered Representative to be sure that a replacement The Director M or Hartford Leaders Series III Contract is suitable for you and your particular circumstances. You should discuss your particular circumstances and the tax consequences of this exchange with your tax adviser, as we make no representation regarding the tax consequences of an exchange.


       - The information provided is a summary of certain pertinent information. You should read the replacement The Director M or Hartford Leaders Series III prospectus and those of the underlying Funds before investing. These prospectuses contain other information including risks that you should carefully consider. Your Registered Representative can provide you with prospectuses or you can contact us to receive one. These variable annuities are underwritten and distributed by Hartford Securities Distribution Company, Inc. Member SIPC.


       - The foregoing discussion does not take into consideration state variations, if any.


       - We have no duty to offer exchange privileges if and once this offer is withdrawn or to extend these privileges to other contract variations.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6136

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT THREE:

333-119414             The Director M
                       Director M Platinum
                       AmSouth Variable Annuity M
                       The Director M Select
                       The Huntington Director M
                       Fifth Third Director M
                       Wells Fargo Director M
                       Classic Director M
                       Director M Ultra
333-119419             Director M Access
333-119422             The Director M Plus
                       AmSouth Variable Annuity M Plus
                       The Director M Select Plus
333-119417             The Director M Outlook
                       Director M Platinum Outlook
                       AmSouth Variable Annuity M Outlook
                       The Director M Select Outlook
                       Huntington Director M Outlook
                       Wells Fargo Director M Outlook
                       Classic Director M Outlook

HARTFORD LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT THREE:

333-119418             The Director M
                       Wells Fargo Director M
333-119423             Director M Access
333-119416             The Director M Plus
333-119421             The Director M Outlook
                       Wells Fargo Director M Outlook

     SUPPLEMENT DATED OCTOBER 15, 2007 TO THE PROSPECTUS DATED MAY 1, 2007

              SUPPLEMENT DATED OCTOBER 15, 2007 TO YOUR PROSPECTUS

EFFECTIVE NOVEMBER 12, 2007, THE FOLLOWING CHANGES ARE MADE TO YOUR PROSPECTUS:

THE FOLLOWING UNDERLYING FUNDS ARE ADDED TO APPENDIX A.III IN ALPHABETICAL
ORDER:

                                                            INVESTMENT ADVISER/
FUNDING OPTION                 INVESTMENT OBJECTIVE             SUB-ADVISER               CORE      ACCESS     PLUS      OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS         Long-term growth of     AllianceBernstein L.P.                X         X          X          X
International Growth          capital
Portfolio --Class B
Fidelity VIP Dynamic Capital  Seeks capital           FMR                                   X         X          X          X
Appreciation Portfolio --     appreciation            Sub-advised by FMR Co., Inc. and
Service Class 2*                                      Fidelity Research and Analysis
                                                      Company
Putnam VT International       Seeks capital growth.   Putnam Management                     X         X          X          X
Growth and Income Fund --     Current income is a     Sub-advised by Putnam
Class IB*                     secondary objective     Investments Limited

THE FOLLOWING UNDERLYING FUNDS ARE ADDED TO APPENDIX A.III IN ALPHABETICAL ORDER UNDER THE HEADING HARTFORD SERIES II FUND, INC.:

                                                            INVESTMENT ADVISER/
FUNDING OPTION                 INVESTMENT OBJECTIVE             SUB-ADVISER               CORE      ACCESS     PLUS      OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
Hartford LargeCap Growth HLS  Long-term growth of     HL Investment Advisors, LLC           X         X          X          X
Fund -- Class IA              capital                 Sub-advised by Hartford
                                                      Investment Management Company
Hartford MidCap Growth HLS    Long-term growth of     HL Investment Advisors, LLC           X         X          X          X
Fund -- Class IA              capital                 Sub-advised by Hartford
                                                      Investment Management Company
Hartford SmallCap Value HLS   Capital appreciation    HL Investment Advisors, LLC           X         X          X          X
Fund -- Class IA                                      Sub-advised by Kanye Anderson
                                                      Rudnick Investment Management,
                                                      LLC, Metropolitan West Capital
                                                      Management, LLC and SSgA Funds
                                                      Management, Inc.

THE FOLLOWING UNDERLYING FUNDS ARE ADDED TO APPENDIX A.V IN ALPHABETICAL ORDER:

                                                    DISTRIBUTION
                                                       AND/OR                               ACQUIRED
                                                       SERVICE                              FUND FEES
                                  MANAGEMENT           (12B-1)             OTHER               AND
UNDERLYING FUND                       FEE               FEES             EXPENSES           EXPENSES
---------------------------------------------------------------------------------------------------------
AllianceBernstein VPS                 0.75%              0.25%              0.48%               N/A
 International Growth
 Portfolio -- Class B
Fidelity VIP Dynamic Capital          0.56%              0.25%              0.24%               N/A
 Appreciation Portfolio --
 Service Class 2*
Putnam VT International               0.80%              0.25%              0.23%               N/A
 Growth and Income Fund --
 Class IB*

                                                      CONTRACTUAL
                                     TOTAL            FEE WAIVER           NET TOTAL
                                    ANNUAL              AND/OR              ANNUAL
                                   OPERATING            EXPENSE            OPERATING
UNDERLYING FUND                    EXPENSES          REIMBURSEMENT         EXPENSES
-----------------------------  ---------------------------------------------------------
AllianceBernstein VPS                 1.48%                 N/A               1.48%
 International Growth
 Portfolio -- Class B
Fidelity VIP Dynamic Capital          1.05%                 N/A               1.05%  (a)
 Appreciation Portfolio --
 Service Class 2*
Putnam VT International               1.28%               0.10%               1.28%  (b)
 Growth and Income Fund --
 Class IB*

(a) FMR has voluntarily agreed to reimburse Service Class 2 of the Fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their net assets, exceed 1.10%. This arrangement may be discontinued by FMR at any time.

(b) Reflects Putnam Management's agreement to waive fees and reimburse expenses of the Fund through June 30, 2009 to the extent necessary to ensure that the Fund's expenses do not exceed the simple average of the expenses of all front-end load Funds viewed by Lipper Inc. as having the same investment classification or objective as the Fund. The expense reimbursement is based on a comparison of the Fund's expenses with the average annualized operating expenses of the Funds in its Lipper peer group, as calculated in accordance with Lopper's standard method for comparing Fund expenses, for each calendar quarter during the Fund's last fiscal year, excluding 12b-1 fee and without giving effect to any expense offset and brokerage service arrangements that may reduce Fund expenses.

THE FOLLOWING UNDERLYING FUNDS ARE ADDED TO APPENDIX A.III IN ALPHABETICAL ORDER UNDER THE HEADING "HARTFORD SERIES II FUND, INC.:

                                                   DISTRIBUTION
                                                      AND/OR                             ACQUIRED
                                                      SERVICE                            FUND FEES
                                  MANAGEMENT          (12B-1)            OTHER              AND
UNDERLYING FUND                       FEE              FEES            EXPENSES          EXPENSES
-----------------------------------------------------------------------------------------------------
Hartford LargeCap Growth HLS          0.65%              N/A              0.04%              N/A
 Fund -- Class IA
Hartford MidCap Growth HLS            0.80%              N/A              0.08%              N/A
 Fund -- Class IA
Hartford SmallCap Value HLS           0.87%              N/A              0.12%              N/A
 Fund -- Class IA

                                                      CONTRACTUAL
                                     TOTAL            FEE WAIVER           NET TOTAL
                                    ANNUAL              AND/OR              ANNUAL
                                   OPERATING            EXPENSE            OPERATING
UNDERLYING FUND                    EXPENSES          REIMBURSEMENT         EXPENSES
-----------------------------  ---------------------------------------------------------
Hartford LargeCap Growth HLS          0.69%                N/A                0.69%  (1)
 Fund -- Class IA
Hartford MidCap Growth HLS            0.88%                N/A                0.88%  (2)
 Fund -- Class IA
Hartford SmallCap Value HLS           0.99%                N/A                0.99%
 Fund -- Class IA

NOTES

(1) Effective November 13, 2006, HL Advisors has permanently reduced its management fee schedule for this Fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.85% to 0.65%. In addition, effective November 13, 2006, HL Advisors has voluntarily agreed to waive an additional 0.21% of its management fees until December 31, 2007. While such waiver is in effect, the management fee is 0.44% and the total operating expenses are 0.48%.

(2) HL Advisors voluntarily agreed to waive a portion of its management fees until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.60% and the annual operating expenses are 0.68%.

PUTNAM VT GROWTH AND INCOME FUND AND PUTNAM VT VOYAGER FUND SUB-ACCOUNTS WILL BE CLOSED TO CONTRACTS ISSUED ON OR AFTER NOVEMBER 12, 2007.

THE VOLUNTARY WAIVER FOR HARTFORD HIGH YIELD HLS FUND DESCRIBED IN FOOTNOTE (4) OF APPENDIX A.V ANNUAL FUND OPERATING EXPENSES IS EXTENDED TO DECEMBER 31, 2007.

EFFECTIVE JANUARY 1, 2008, THE FOLLOWING CHANGES ARE MADE:

THE FOLLOWING EXPENSE INFORMATION AND FOOTNOTE FOR HARTFORD HIGH YIELD HLS FUND IN APPENDIX A.V. ANNUAL FUND OPERATING EXPENSES ARE DELETED AND REPLACED WITH THE FOLLOWING:

                                                   DISTRIBUTION
                                                      AND/OR                               TOTAL
                                                      SERVICE                             ANNUAL
                                  MANAGEMENT          (12B-1)            OTHER           OPERATING
UNDERLYING FUND                       FEE              FEES            EXPENSES          EXPENSES
-----------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund          0.70%              N/A              0.04%            0.74%
 -- Class IA

                                  CONTRACTUAL
                                  FEE WAIVER           NET TOTAL
                                    AND/OR              ANNUAL
                                    EXPENSE            OPERATING
UNDERLYING FUND                  REIMBURSEMENT         EXPENSES
-----------------------------  --------------------------------------
Hartford High Yield HLS Fund            N/A              0.74%  (4)
 -- Class IA

(4) HLAdvisors has agreed to (i) consolidate the contractual management fee at the first two breakpoints into a single breakpoint at $500 million; (ii) permanently reduce the contractual management fee at the first breakpoint by 0.05% and (iii) remove the 0.05% voluntary management fee waiver. Using the most recent fiscal year average net assets, the management fee is 0.69% and assuming "Other Expenses" remain as set forth in the table above, the total annual operating expenses you may pay are 0.73%.

THE VOLUNTARY WAIVER FOR HARTFORD MONEY MARKET HLS FUND DESCRIBED IN FOOTNOTE
(5) OF APPENDIX A.V. ANNUAL FUND OPERATING EXPENSES IS EXTENDED TO DECEMBER 31, 2008.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6138

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT THREE:

File No. 333-119414    AmSouth Variable Annuity M
File No. 333-119422    AmSouth Variable Annuity M Plus
File No. 333-119417    AmSouth Variable Annuity M Outlook

             SUPPLEMENT DATED SEPTEMBER 17, 2007 TO YOUR PROSPECTUS

On October 30, 2007, shareholders will vote on the proposed reorganization of Pioneer Value VCT Portfolio into the Pioneer Fund VCT Portfolio. If the proposed reorganization is approved, all assets of Pioneer Value VCT Portfolio will be transferred into Pioneer Fund VCT Portfolio. Shareholders of Pioneer Value VCT Portfolio will receive shares of Pioneer Fund VCT Portfolio. If approved by the shareholders, the reorganization is scheduled to take place at the close of business on November 9, 2007.

As a result, if at that time any of your Contract Value is invested in the Pioneer Value VCT Portfolio Sub-Account, that Contract Value will be invested in the Pioneer Fund VCT Portfolio Sub-Account. If any portion of your future Premium Payments is allocated to the Pioneer Value VCT Portfolio Sub-Account, you may redirect that allocation to another Sub-Account available under your Contract.

Effective as of the close of business on November 9, 2007, any transaction that includes an allocation to the Pioneer Value VCT Portfolio Sub-Account will automatically be allocated to the Pioneer Fund VCT Portfolio Sub-Account. Unless you direct us otherwise, if you are enrolled in any DCA, DCA Plus, InvestEase, Asset Rebalancing Program or other administrative program that includes transfers of Contract Value or allocation to the Pioneer Value VCT Portfolio Sub-Account, your enrollment will automatically be updated to reflect the Pioneer Fund VCT Portfolio Sub-Account.

In the event that the proposed reorganization is approved, all information and references to the Pioneer Value VCT Portfolio are deleted.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6142

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT THREE:

The Director M                                            File No. 333-119414
Director M Platinum
AmSouth Variable Annuity M
The Director M Select
The Huntington Director M
Fifth Third Director M
Wells Fargo Director M
Classic Director M
Director M Ultra
Director M Access                                         File No. 333-119419
Director M Edge                                           File No. 333-119415
The Director M Plus                                       File No. 333-119422
AmSouth Variable Annuity M Plus
The Director M Select Plus
The Director M Outlook                                    File No. 333-119417
Director M Platinum Outlook
AmSouth Variable Annuity M Outlook
The Director M Select Outlook
Huntington Director M Outlook
Wells Fargo Director M Outlook
Classic Director M Outlook

HARTFORD LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT THREE:

The Director M                                            File No. 333-119418
Wells Fargo Director M
Director M Access                                         File No. 333-119423
Director M Edge                                           File No. 333-119420
The Director M Plus                                       File No. 333-119416
The Director M Outlook                                    File No. 333-119421
Wells Fargo Director M Outlook

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT SEVEN:

Hartford Leaders Series II/IIR/III                        File No. 333-101932
Wells Fargo Leaders Series I/IR/II
Hartford Leaders/Chase Series I/II
Classic Hartford Leaders
Hartford Leaders Select
Huntington Hartford Leaders
Hartford Select Leaders Series V
Hartford Leaders Access Series II/IIR/III                 File No. 333-101937
Hartford Leader Edge Series II/IIR/III                    File No. 333-101942
Hartford Leaders Plus Series II/IIR/III                   File No. 333-101948
Hartford Leaders Outlook Series II/IIR/III                File No. 333-101954
Nations Outlook Variable Annuity Series II/IIR/III
Huntington Hartford Leaders Outlook Series II/IIR/III
Classic Hartford Leaders Outlook Series II/IIR/III
Wells Fargo Leaders Outlook Series I/IR/II
Hartford Leaders Select Outlook
Hartford Select Leaders Outlook Series III

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT SEVEN:

Hartford Leaders Series II/IIR/III                        File No. 333-101933
Wells Fargo Leaders Series I/IR/II
Hartford Select Leaders Series V
Hartford Leaders Access Series II/IIR/III                 File No. 333-101936
Hartford Leader Edge Series II/IIR/III                    File No. 333-101943
Hartford Leaders Plus Series II/IIR/III                   File No. 333-101949
Hartford Leaders Outlook Series II/IIR/III                File No. 333-101955
Wells Fargo Leaders Outlook Series I/IR/II
Hartford Select Leaders Outlook Series III

     SUPPLEMENT DATED OCTOBER 15, 2007 TO THE PROSPECTUS DATED MAY 1, 2007

              SUPPLEMENT DATED OCTOBER 15, 2007 TO YOUR PROSPECTUS

THE THIRD PARAGRAPH IN SUB-SECTION "WHAT SHOULD THE BENEFICIARY CONSIDER" IN
SECTION 5.E STANDARD DEATH BENEFITS" IS DELETED AND REPLACED WITH THE FOLLOWING:

     Spousal Contract Continuation -- If the Owner dies and the Owner's Spouse is a beneficiary, then the portion of the Contract payable to the Spouse may be continued with the Spouse as Owner, unless the Spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payment Option. For certain Contracts, if the Contract continues with the Spouse as Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

THE LAST OPTION REFERRING TO A TRUST OR OTHER NON-NATURAL ENTITY UNDER THE TABLE ENTITLED "IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE," IN SECTION 5.E STANDARD DEATH BENEFITS AND UNDER THE TABLES ENTITLED "SINGLE LIFE OPTION ELECTION" IN SECTION 7.B THE HARTFORD'S LIFETIME INCOME FOUNDATION AND SECTION 7.C THE HARTFORD'S LIFETIME INCOME BUILDER II ARE DELETED.

THE FOLLOWING LANGUAGE IS ADDED AS THE THIRD SENTENCE UNDER "LIFETIME WITHDRAWAL BENEFIT" IN THE SUB-SECTION ENTITLED "HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?" IN SECTION 7.B THE HARTFORD'S LIFETIME INCOME FOUNDATION AND SECTION 7.C THE HARTFORD'S LIFETIME INCOME BUILDER II:

     In an Eligible Withdrawal Year, your initial Lifetime Benefit Payment is equal to the Payment Vase multiplied by the applicable Withdrawal Percentage.

IN SECTION 8.A DEFINITIONS, THE DEFINITION FOR PREMIUM PAYMENT IS DELETED AND REPLACED WITH THE FOLLOWING:

     Money sent to us to be invested in your Contract (not taking into consideration any applicable front-end charges, Payment Enhancements or Employee Gross Up.

IN SECTION 8.A DEFINITIONS, THE FOLLOWING SENTENCE IS ADDED AT THE END OF THE DEFINITION FOR "LIFETIME BENEFIT PAYMENT":

     For The Hartford's Lifetime Income Benefit II and The Hartford's Lifetime Income Foundation, in an Eligible Withdrawal Year, your initial Lifetime Benefit Payment is equal to the Payment Vase multiplied by the applicable Withdrawal Percentage.

IN SECTION 8.A DEFINITIONS, THE FOLLOWING SENTENCE IS ADDED AT THE END OF THE DEFINITION FOR "THRESHOLD":

     In any year prior to an Eligible Withdrawal Year, your initial Threshold is equal to the Payment Vase multiplied by the applicable Withdrawal Percentage.

THE FOLLOWING LANGUAGE IS ADDED TO SECTION 10. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS AT THE END OF SUB-SECTION 3. TAX SHELTERED ANNUITY UNDER SECTION 403(B) ("TSA"):

     On July 26, 2007, final 403(b) regulations were issued by the IRS which will impact how we administer your 403(b) contract. In order to satisfy the 403(b) final regulations and prevent your contract from being subject to adverse tax consequences including potential penalties, contract exchanges after September 24, 2007 must, at a minimum, meet the following requirements: (1) the plan must allow the exchange, (2) the exchange must not result in a reduction in the participant's or beneficiary's accumulated benefit, (3) the contract received includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged, and (4) the employer enters into an agreement with the issuer of the other contract to provide information to enable the contract provider to comply with Internal Revenue Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and basis. As the final regulations will require certain written approvals from your employer, any exchange made without your employer's approval may result in your 403(b) contract being subject to taxation and penalties. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations, especially if you are requesting any exchange without written approval of your employer.

     As of the close of the New York Stock Exchange on September 24, 2007, we will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.

IN APPENDIX A, THE FOLLOWING LANGUAGE IS ADDED AS THE LAST BULLET UNDER ENDNOTE
(2) IN "THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CDSC:"

       - Exchanges -- As an accommodation, we may, in our sole discretion, credit the time that you held an annuity previously issued by us against otherwise applicable CDSCs.

IN APPENDIX B, UNDER RIDER COMPATIBILITY IN THE FEATURES COLUMN, PREMIUM SECURITY IS REMOVED AS ONE OF THE BULLETED ITEMS FOR THE HARTFORD'S LIFETIME INCOME FOUNDATION, THE HARTFORD'S LIFETIME INCOME BUILDER II AND THE HARTFORD'S LIFETIME INCOME BUILDER.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6159

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life Insurance
              Company ("Hartford") authorizing the establishment of the Separate
              Account.(1)
       (2)    Not applicable.
       (3)    (a) Principal Underwriter Agreement.(2)
       (3)    (b) Amended and Restated Principal Underwriter Agreement.(3)
       (3)    (c) Form of Dealer Agreement.(2)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract.(4)
       (5)    Form of Application.(4)
       (6)    (a) Articles of Incorporation of Hartford.(5)
       (6)    (b) Bylaws of Hartford.(6)
       (7)    Form of Reinsurance Agreement.(7)
       (8)    Form of Fund Participation Agreement.(8)
       (9)    Opinion and Consent of Richard J. Wirth, Senior Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-80738, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 9, to the Registration Statement, File No. 333-119415, filed on July 20, 2007.

(4) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101934, filed on April 7, 2003.

(5) Incorporated by reference to the Post-Effective Amendment No. 6, to the Registration Statement File No. 333-66343, dated February 8, 2001.

(6) Incorporated by reference to the Post-Effective Amendment No. 12 to the Registration Statement File No. 333-69485, filed on April 9, 2001.

(7) Incorporated by reference to Post-Effective Amendment No. 27, to the Registration Statement File No. 33-73570, filed on April 12, 1999.

(8) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement, File No. 333-119414, filed on April 9, 2007.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Daniel A. Andriola                  Vice President
Robert Arena                        Senior Vice President
Simpa Baiye                         Assistant Actuary
Lynn R. Banziruk                    Assistant Vice President
David G. Bedard                     Senior Vice President
Richard E. Cady                     Assistant Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Chris Chaia                         Assistant Vice President
Kathleen C. Ciullo                  Vice President
Henry Collie                        Assistant Actuary
Richard G. Costello                 Vice President and Secretary
Rochelle S. Cummings                Vice President
James Davey                         Senior Vice President
Joseph G. Eck                       Vice President
Stephen J. Ellis                    Assistant Vice President
Jason S. Frain                      Actuary, Assistant Vice President
Christopher M. Grinnell             Assistant Vice President
Susan M. Hess                       Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Edward Jaworski                     Assistant Vice President
Thomas D. Jones                     Vice President
Stephen T. Joyce                    Senior Vice President, Director*
Thomas P. Kalmbach                  Vice President and Actuary
Paula Knake                         Assistant Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President and General Counsel
Lori A. LaForge                     Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Dawn M. LeBlanc                     Assistant Vice President
Alice Longworth                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Joseph F. Mahoney                   Vice President
Kenneth A. McCullum                 Senior Vice President and Actuary
Ernest M. McNeill, Jr.              Senior Vice President and Chief Accounting Officer
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Vice President
Jamie Ohl                           Vice President
John J. Pacheco, Jr.                Assistant Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Sharon Roberts                      Vice President
Stephen Roche                       Vice President
Michael J. Roscoe                   Vice President and Actuary
Richard Rubin                       Assistant Vice President
Scott R. Sanderson                  Vice President
Jerry K. Scheinfeldt                Assistant Vice President
Wade A. Seward                      Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Assistant Vice President
James E. Trimble                    Senior Vice President and Chief Actuary

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Charles N. Vest                     Vice President and Actuary
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     Co-Chief Executive Officer, Co-President, Director*
Richard J. Wirth                    Assistant Vice President
Lizabeth H. Zlatkus                 Chairman of the Board, Co-Chief Executive Officer, Co-President, Director*
David M. Znamierowski               Executive Vice President and Chief Investment Officer, Director*

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 333-119414, filed on April 9, 2007.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of July 31, 2007, there were 3,939 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

     Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

       1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

           A.  conducted himself in good faith;

           B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

           C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

       2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

     In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

           A.  conducted himself in good faith;

           B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

           C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

     Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation.

     Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - DC Variable Account I

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

     American Maturity Life Insurance Company - Separate Account AMLVA

     American Maturity Life Insurance Company - Separate Account One

     Nutmeg Life Insurance Company - Separate Account One

       (b) Directors and Officers of HSD

                                                           POSITIONS AND OFFICES
NAME                                                          WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------
Robert Arena                    Senior Vice President/Business Line Principal and Director
Diana Benken                    Chief Financial Officer and Controller/FINOP
John N. Gamalis                 Treasurer
Stephen T. Joyce                Senior Vice President/Business Line Principal
Brian Murphy                    Director
Martin A. Swanson               Vice President/Marketing
John C. Walters                 Chief Executive Officer, President and Director
William Wilcox                  Chief Legal Officer, AML Chief Compliance Officer, Secretary

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 17th day of September, 2007.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT THREE
(Registrant)

By:    John C. Walters                      *By:   /s/ Richard J. Wirth
       -----------------------------------         -----------------------------------
       John C. Walters, Co-President,              Richard J. Wirth
       Co-Chief Executive Officer*                 Attorney-in-Fact
By:    Lizabeth H. Zlatkus
       -----------------------------------
       Lizabeth H. Zlatkus
       Chairman of the Board, Co-Chief
       Executive Officer, Co-President*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    John C. Walters
       -----------------------------------
       John C. Walters, Co-President,
       Co-Chief Executive Officer*
By:    Lizabeth H. Zlatkus
       -----------------------------------
       Lizabeth H. Zlatkus
       Chairman of the Board, Co-Chief
       Executive Officer, Co-President*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Stephen T. Joyce Senior Vice President, Director*
Glenn D. Lammey, Chief Financial Officer, Executive Vice
 President, Director*
Ernest M. McNeill, Jr., Senior Vice President, Chief Accounting
 Officer*
John C. Walters, Co-Chief Executive Officer,
  Co-President, Director*                                          *By:   /s/ Richard J. Wirth
                                                                          -----------------------------------
Lizabeth H. Zlatkus, Chairman of the Board, Co-Chief Executive            Richard J. Wirth
 Officer, Co-President, Director*                                         Attorney-in-Fact
David M. Znamierowski, Executive Vice President, Chief Investment  Date:  September 17, 2007
 Officer, Director*

333-119422

                                 EXHIBIT INDEX

      (9)  Opinion of Richard J. Wirth, Senior Counsel.
     (10)  Consent of Deloitte & Touche LLP.
     (99)  Copy of Power of Attorney.